Loans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Residential Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Construction Loan	$ 23.0	$ 17.3
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Construction Loan	$ 28.7	$ 24.0